Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule Of Goodwill And Intangible Assets [Line Items]
2015	¥ 481,398
2016	373,021
2017	272,231
2018	178,911
2019	¥ 91,976